Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Selected Financial Data From Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Assets:
Current assets	$ 330,844,323	$ 17,557	$ 349,055,524
Total assets	1,531,933,657	81,291	1,429,223,392	$ 1,486,211,852
Liabilities and equity:
Current liabilities	525,399,745	27,879	467,090,889
Non-current liabilities	779,627,047	41,370	716,260,081
Total liabilities	1,305,026,792	69,249	1,183,350,970	1,225,578,335
Equity attributable to equity holders of the parent	177,909,959	9,442	195,995,645
Non-controlling interest	48,996,906	2,600	49,876,777
Total equity	226,906,865	12,042	245,872,422	$ 260,633,517	$ 271,023,767
Total liabilities and equity	1,531,933,657	$ 81,291	1,429,223,392
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	29,516,038		29,854,542
Non-current assets	137,724,390		131,407,408
Total assets	167,240,428		161,261,950
Liabilities and equity:
Current liabilities	34,608,254		36,822,034
Non-current liabilities	89,711,288		80,023,800
Total liabilities	124,319,542		116,845,834
Equity attributable to equity holders of the parent	21,864,132		22,621,625
Non-controlling interest	21,056,754		21,794,491
Total equity	42,920,886		44,416,116
Total liabilities and equity	$ 167,240,428		$ 161,261,950